HCM DEFENDER 500 INDEX ETF
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2023

Shares		Fair Value
	COMMON STOCKS — 82.4%
	ADVERTISING & MARKETING - 0.1%
1,240	Omnicom Group, Inc.	$ 92,355
2,280	Trade Desk, Inc. (The), Class A(a)	178,182
		270,537
	AEROSPACE & DEFENSE - 1.1%
3,092	Boeing Company (The)(a)	592,675
1,297	General Dynamics Corporation	286,598
1,973	Howmet Aerospace, Inc.	91,251
1,043	L3Harris Technologies, Inc.	181,607
1,438	Lockheed Martin Corporation	588,084
793	Northrop Grumman Corporation	349,071
8,318	Raytheon Technologies Corporation	598,647
246	Teledyne Technologies, Inc.(a)	100,511
1,125	Textron, Inc.	87,908
261	TransDigm Group, Inc.(a)	220,057
		3,096,409
	APPAREL & TEXTILE PRODUCTS - 0.2%
6,783	NIKE, Inc., Class B	648,590

	ASSET MANAGEMENT - 0.8%
545	Ameriprise Financial, Inc.	179,676
2,303	Apollo Global Management, Inc.	206,717
760	BlackRock, Inc.	491,332
3,776	Blackstone, Inc.	404,561
8,641	Charles Schwab Corporation (The)	474,391
4,446	KKR & Company, Inc.	273,874
339	LPL Financial Holdings, Inc.	80,563
1,131	Raymond James Financial, Inc.	113,586
1,322	T Rowe Price Group, Inc.	138,638
		2,363,338
	AUTOMOTIVE - 2.3%
22,897	Ford Motor Company	284,381
7,150	General Motors Company	235,736
13,524	Stellantis N.V.	258,714

HCM DEFENDER 500 INDEX ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2023

Shares		Fair Value
	COMMON STOCKS — 82.4% (Continued)
	AUTOMOTIVE - 2.3% (Continued)
22,467	Tesla, Inc.(a)	$ 5,621,692
		6,400,523
	BANKING - 2.4%
38,251	Bank of America Corporation	1,047,313
9,907	Citigroup, Inc.	407,475
2,522	Citizens Financial Group, Inc.	67,590
3,802	Fifth Third Bancorp	96,305
7,321	Huntington Bancshares, Inc.	76,138
22,590	JPMorgan Chase & Company	3,276,003
6,119	KeyCorporation	65,840
861	M&T Bank Corporation	108,873
2,416	PNC Financial Services Group, Inc. (The)	296,612
4,717	Regions Financial Corporation	81,132
7,079	Truist Financial Corporation	202,530
7,306	US Bancorp	241,536
19,644	Wells Fargo & Company	802,654
		6,770,001
	BEVERAGES - 1.1%
1,525	Brown-Forman Corporation, Class B	87,977
21,162	Coca-Cola Company (The)	1,184,649
806	Constellation Brands, Inc., Class A	202,572
4,392	Keurig Dr Pepper, Inc.	138,655
4,052	Monster Beverage Corporation(a)	214,553
7,571	PepsiCo, Inc.	1,282,831
		3,111,237
	BIOTECH & PHARMA - 5.2%
9,695	AbbVie, Inc.	1,445,137
663	Alnylam Pharmaceuticals, Inc.(a)	117,417
2,915	Amgen, Inc.	783,435
806	Biogen, Inc.(a)	207,150
929	BioMarin Pharmaceutical, Inc.(a)	82,198
11,240	Bristol-Myers Squibb Company	652,370
6,498	Eli Lilly and Company	3,490,271
6,994	Gilead Sciences, Inc.	524,130

HCM DEFENDER 500 INDEX ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2023

Shares		Fair Value
	COMMON STOCKS — 82.4% (Continued)
	BIOTECH & PHARMA - 5.2% (Continued)
1,123	Horizon Therapeutics plc(a)	$ 129,920
927	Incyte Corporation(a)	53,553
20,280	Johnson & Johnson	3,158,610
13,513	Merck & Co., Inc.	1,391,163
1,706	Moderna, Inc.(a)	176,213
31,162	Pfizer, Inc.	1,033,644
524	Regeneron Pharmaceuticals, Inc.(a)	431,231
1,991	Royalty Pharma plc, Class A	54,036
780	Seagen, Inc.(a)	165,477
1,241	Vertex Pharmaceuticals, Inc.(a)	431,545
6,763	Viatris, Inc.	66,683
2,385	Zoetis, Inc.	414,942
		14,809,125
	CABLE & SATELLITE - 0.4%
534	Charter Communications, Inc., Class A(a)	234,864
23,416	Comcast Corporation, Class A	1,038,265
		1,273,129
	CHEMICALS - 1.2%
1,175	Air Products and Chemicals, Inc.	332,995
630	Albemarle Corporation	107,125
399	Avery Dennison Corporation	72,885
1,215	CF Industries Holdings, Inc.	104,174
3,734	Corteva, Inc.	191,031
4,055	Dow, Inc.	209,076
2,453	DuPont de Nemours, Inc.	182,969
1,371	Ecolab, Inc.	232,247
604	FMC Corporation	40,450
1,336	International Flavors & Fragrances, Inc.	91,075
1,415	LyondellBasell Industries N.V., Class A	134,001
1,670	Mosaic Company (The)	59,452
2,679	New Linde plc	997,527
1,216	PPG Industries, Inc.	157,837
604	RPM International, Inc.	57,265

HCM DEFENDER 500 INDEX ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2023

Shares		Fair Value
	COMMON STOCKS — 82.4% (Continued)
	CHEMICALS - 1.2% (Continued)
1,268	Sherwin-Williams Company (The)	$ 323,403
		3,293,512
	COMMERCIAL SUPPORT SERVICES - 0.2%
466	Cintas Corporation	224,151
1,029	Republic Services, Inc.	146,643
2,187	Waste Management, Inc.	333,386
		704,180
	CONSTRUCTION MATERIALS - 0.1%
324	Carlisle Companies, Inc.	84,000
360	Martin Marietta Materials, Inc.	147,773
706	Vulcan Materials Company	142,626
		374,399
	CONTAINERS & PACKAGING - 0.1%
1,800	Ball Corporation	89,604
2,080	International Paper Company	73,778
579	Packaging Corp of America	88,905
		252,287
	DATA CENTER REIT - 0.2%
1,438	Digital Realty Trust, Inc.	174,027
469	Equinix, Inc.	340,616
		514,643
	DIVERSIFIED INDUSTRIALS - 1.0%
3,152	3M Company	295,090
722	Dover Corporation	100,726
2,139	Eaton Corporation PLC	456,206
3,484	Emerson Electric Co.	336,450
5,588	General Electric Company	617,753
3,776	Honeywell International, Inc.	697,579
1,461	Illinois Tool Works, Inc.	336,483
		2,840,287
	E-COMMERCE DISCRETIONARY - 3.4%
73,147	Amazon.com, Inc.(a)	9,298,447
2,800	eBay, Inc.	123,452

HCM DEFENDER 500 INDEX ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2023

Shares		Fair Value
	COMMON STOCKS — 82.4% (Continued)
	E-COMMERCE DISCRETIONARY - 3.4% (Continued)
781	Etsy, Inc.(a)	$ 50,437
		9,472,336
	ELECTRIC UTILITIES - 1.5%
3,795	AES Corporation (The)	57,684
1,419	Alliant Energy Corporation	68,751
1,467	Ameren Corporation	109,776
2,761	American Electric Power Company, Inc.	207,682
3,378	CenterPoint Energy, Inc.	90,699
1,669	CMS Energy Corporation	88,641
1,908	Consolidated Edison, Inc.	163,191
1,880	Constellation Energy Corporation	205,070
4,117	Dominion Energy, Inc.	183,906
1,116	DTE Energy Company	110,796
4,207	Duke Energy Corporation	371,310
1,917	Edison International	121,327
1,178	Entergy Corporation	108,965
1,263	Evergy, Inc.	64,034
1,886	Eversource Energy	109,671
5,449	Exelon Corporation	205,918
3,027	FirstEnergy Corporation	103,463
10,349	NextEra Energy, Inc.	592,895
8,173	PG&E Corporation(a)	131,830
4,304	PPL Corporation	101,402
2,934	Public Service Enterprise Group, Inc.	166,974
3,580	Sempra Energy	243,547
6,045	Southern Company (The)	391,232
1,643	WEC Energy Group, Inc.	132,344
2,964	Xcel Energy, Inc.	169,600
		4,300,708
	ELECTRICAL EQUIPMENT - 0.7%
1,271	AMETEK, Inc.	187,803
3,291	Amphenol Corporation, Class A	276,411
4,757	Carrier Global Corporation	262,586
1,910	Fortive Corporation	141,646

HCM DEFENDER 500 INDEX ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2023

Shares		Fair Value
	COMMON STOCKS — 82.4% (Continued)
	ELECTRICAL EQUIPMENT - 0.7% (Continued)
336	Hubbell, Inc.	$ 105,306
3,870	Johnson Controls International plc	205,923
991	Keysight Technologies, Inc.(a)	131,119
2,194	Otis Worldwide Corporation	176,200
657	Rockwell Automation, Inc.	187,817
1,332	Trane Technologies PLC	270,276
1,412	Trimble, Inc.(a)	76,050
		2,021,137
	ENGINEERING & CONSTRUCTION - 0.1%
632	Jacobs Solutions, Inc.	86,268
703	Quanta Services, Inc.	131,510
		217,778
	ENTERTAINMENT CONTENT - 0.6%
3,781	Activision Blizzard, Inc.	354,015
1,442	Electronic Arts, Inc.	173,617
2,629	Paramount Global, Class B	33,914
1,543	ROBLOX Corporation, Class A(a)	44,685
733	Take-Two Interactive Software, Inc.(a)	102,906
9,368	Walt Disney Company (The)(a)	759,276
12,500	Warner Bros Discovery, Inc.(a)	135,750
		1,604,163
	FOOD - 0.6%
2,644	Conagra Brands, Inc.	72,498
3,249	General Mills, Inc.	207,904
820	Hershey Company (The)	164,066
1,721	Hormel Foods Corporation	65,450
502	J M Smucker Company (The)	61,701
1,513	Kellogg Company	90,039
4,461	Kraft Heinz Company (The)	150,068
792	Lamb Weston Holdings, Inc.	73,228
1,317	McCormick & Company, Inc.	99,618
7,500	Mondelez International, Inc., A	520,499
1,601	Tyson Foods, Inc., Class A	80,834
		1,585,905

HCM DEFENDER 500 INDEX ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2023

Shares		Fair Value
	COMMON STOCKS — 82.4% (Continued)
	GAMING REIT - 0.1%
5,451	VICI Properties, Inc.	$ 158,624

	GAS & WATER UTILITIES - 0.1%
998	American Water Works Company, Inc.	123,583
681	Atmos Energy Corporation	72,138
		195,721
	HEALTH CARE FACILITIES & SERVICES - 2.5%
1,321	Cardinal Health, Inc.	114,689
776	Cencora, Inc.	139,657
3,046	Centene Corporation(a)	209,808
325	Charles River Laboratories International, Inc.(a)	63,694
1,626	Cigna Group (The)	465,150
6,955	CVS Health Corporation	485,598
1,280	Elevance Health, Inc.	557,337
503	Fortrea Holdings, Inc.(a)	14,381
1,189	HCA Healthcare, Inc.	292,470
668	Humana, Inc.	324,995
922	IQVIA Holdings, Inc.(a)	181,404
503	Laboratory Corp of America Holdings	101,128
730	McKesson Corp.	317,441
337	Molina Healthcare, Inc.(a)	110,499
696	Quest Diagnostics, Inc.	84,815
7,220	UnitedHealth Group, Inc.	3,640,251
		7,103,317
	HEALTH CARE REIT - 0.1%
2,846	Healthpeak Properties, Inc.	52,253
2,086	Ventas, Inc.	87,883
2,482	Welltower, Inc.	203,325
		343,461
	HOME CONSTRUCTION - 0.2%
1,628	DR Horton, Inc.	174,961
1,317	Lennar Corporation, Class A	147,807
1,544	Masco Corporation	82,527

HCM DEFENDER 500 INDEX ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2023

Shares		Fair Value
	COMMON STOCKS — 82.4% (Continued)
	HOME CONSTRUCTION - 0.2% (Continued)
14	NVR, Inc.(a)	$ 83,486
		488,781
	HOTEL REITS - 0.0%(b)
4,480	Host Hotels & Resorts, Inc.	71,994

	HOUSEHOLD PRODUCTS - 1.3%
1,253	Church & Dwight Company, Inc.	114,812
713	Clorox Company (The)	93,446
4,352	Colgate-Palmolive Company	309,471
1,168	Estee Lauder Companies, Inc. (The), Class A	168,834
1,727	Kimberly-Clark Corporation	208,708
18,794	Procter & Gamble Company (The)	2,741,294
		3,636,565
	INDUSTRIAL REIT - 0.2%
4,749	Prologis, Inc.	532,884

	INDUSTRIAL SUPPORT SERVICES - 0.2%
3,172	Fastenal Company	173,318
395	United Rentals, Inc.	175,605
218	WW Grainger, Inc.	150,821
		499,744
	INFRASTRUCTURE REIT - 0.3%
2,470	American Tower Corp., Class A	406,191
2,243	Crown Castle, Inc.	206,423
605	SBA Communications Corporation, Class A	121,103
34	Texas Pacific Land Corporation	62,001
		795,718
	INSTITUTIONAL FINANCIAL SERVICES - 0.8%
3,659	Bank of New York Mellon Corporation (The)	156,056
627	Cboe Global Markets, Inc.	97,944
1,893	CME Group, Inc.	379,016
1,906	Goldman Sachs Group, Inc. (The)	616,725
2,844	Intercontinental Exchange, Inc.	312,897
6,757	Morgan Stanley	551,845

HCM DEFENDER 500 INDEX ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2023

Shares		Fair Value
	COMMON STOCKS — 82.4% (Continued)
	INSTITUTIONAL FINANCIAL SERVICES - 0.8% (Continued)
1,633	Nasdaq, Inc.	$ 79,347
1,111	Northern Trust Corporation	77,192
1,916	State Street Corporation	128,295
		2,399,317
	INSURANCE - 2.7%
3,213	Aflac, Inc.	246,598
1,627	Allstate Corporation (The)	181,264
4,106	American International Group, Inc.	248,824
1,057	Aon PLC, CLASS A	342,701
2,012	Arch Capital Group Ltd.(a)	160,377
1,063	Arthur J Gallagher & Company	242,290
10,119	Berkshire Hathaway, Inc., Class B(a)	3,544,685
1,265	Brown & Brown, Inc.	88,348
2,082	Chubb Ltd.	433,431
729	Cincinnati Financial Corporation	74,569
1,702	Hartford Financial Services Group, Inc. (The)	120,689
69	Markel Group, Inc.(a)	101,602
2,728	Marsh & McLennan Companies, Inc.	519,137
3,274	MetLife, Inc.	205,967
1,465	Principal Financial Group, Inc.	105,583
3,213	Progressive Corporation (The)	447,570
2,078	Prudential Financial, Inc.	197,181
1,243	Travelers Companies, Inc. (The)	202,994
1,087	W R Berkley Corporation	69,014
610	Willis Towers Watson PLC	127,466
		7,660,290
	INTERNET MEDIA & SERVICES - 7.3%
1,789	Airbnb, Inc., Class A(a)	245,469
49,029	Alphabet, Inc., Class A(a)	6,415,936
44,312	Alphabet, Inc., Class C(a)	5,842,538
209	Booking Holdings, Inc.(a)	644,546
1,420	DoorDash, Inc., Class A(a)	112,847
730	Expedia Group, Inc.(a)	75,241
657	GoDaddy, Inc., Class A(a)	48,933

HCM DEFENDER 500 INDEX ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2023

Shares		Fair Value
	COMMON STOCKS — 82.4% (Continued)
	INTERNET MEDIA & SERVICES - 7.3% (Continued)
18,555	Meta Platforms, Inc., Class A(a)	$ 5,570,397
2,370	Netflix, Inc.(a)	894,912
2,962	Pinterest, Inc., Class A(a)	80,063
5,445	Snap, Inc., Class A(a)	48,515
9,786	Uber Technologies, Inc.(a)	450,058
480	VeriSign, Inc.(a)	97,214
		20,526,669
	LEISURE FACILITIES & SERVICES - 1.1%
127	Chipotle Mexican Grill, Inc.(a)	232,642
693	Darden Restaurants, Inc.	99,251
216	Domino's Pizza, Inc.	81,819
1,522	Hilton Worldwide Holdings, Inc.	228,574
1,860	Las Vegas Sands Corporation	85,262
1,440	Marriott International, Inc., Class A	283,046
3,899	McDonald's Corporation	1,027,153
2,026	MGM Resorts International	74,476
1,248	Royal Caribbean Cruises Ltd.(a)	114,991
6,052	Starbucks Corporation	552,366
1,589	Yum! Brands, Inc.	198,530
		2,978,110
	MACHINERY - 0.7%
2,872	Caterpillar, Inc.	784,056
1,524	Deere & Company	575,127
428	IDEX Corporation	89,033
2,306	Ingersoll Rand, Inc.	146,938
670	Parker-Hannifin Corporation	260,978
879	Stanley Black & Decker, Inc.	73,467
908	Xylem, Inc.	82,655
		2,012,254
	MEDICAL EQUIPMENT & DEVICES - 2.7%
9,153	Abbott Laboratories	886,468
1,661	Agilent Technologies, Inc.	185,733
421	Align Technology, Inc.(a)	128,540

HCM DEFENDER 500 INDEX ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2023

Shares		Fair Value
	COMMON STOCKS — 82.4% (Continued)
	MEDICAL EQUIPMENT & DEVICES - 2.7% (Continued)
3,424	Avantor, Inc.(a)	$ 72,178
2,904	Baxter International, Inc.	109,597
1,510	Becton Dickinson and Company	390,380
958	Bio-Techne Corporation	65,211
7,330	Boston Scientific Corporation(a)	387,024
303	Cooper Companies, Inc. (The)	96,357
3,500	Danaher Corporation	868,350
2,154	DexCom, Inc.(a)	200,968
3,278	Edwards Lifesciences Corporation(a)	227,100
2,059	GE HealthCare Technologies, Inc.	140,094
1,293	Hologic, Inc.(a)	89,734
426	IDEXX Laboratories, Inc.(a)	186,277
883	Illumina, Inc.(a)	121,218
353	Insulet Corporation(a)	56,300
1,903	Intuitive Surgical, Inc.(a)	556,228
7,165	Medtronic PLC	561,449
109	Mettler-Toledo International, Inc.(a)	120,780
663	ResMed, Inc.	98,038
771	Revvity, Inc.	85,350
517	STERIS plc	113,440
1,822	Stryker Corporation	497,898
2,056	Thermo Fisher Scientific, Inc.	1,040,686
310	Waters Corporation(a)	85,005
397	West Pharmaceutical Services, Inc.	148,958
1,039	Zimmer Biomet Holdings, Inc.	116,597
		7,635,958
	METALS & MINING - 0.2%
7,652	Freeport-McMoRan, Inc.	285,343
4,468	Newmont Corporation	165,093
		450,436
	MULTI ASSET CLASS REIT - 0.0%(b)
928	WP Carey, Inc.	50,186

HCM DEFENDER 500 INDEX ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2023

Shares		Fair Value
	COMMON STOCKS — 82.4% (Continued)
	OFFICE REIT - 0.0%(b)
816	Alexandria Real Estate Equities, Inc.	$ 81,682

	OIL & GAS PRODUCERS - 3.8%
1,749	APA Corporation	71,884
1,192	Cheniere Energy, Inc.	197,824
14,385	Chevron Corporation	2,425,599
6,964	ConocoPhillips	834,287
4,122	Coterra Energy, Inc.	111,500
3,257	Devon Energy Corporation	155,359
878	Diamondback Energy, Inc.	135,985
2,959	EOG Resources, Inc.	375,083
1,497	EQT Corporation	60,748
31,990	Exxon Mobil Corporation	3,761,384
1,359	Hess Corporation	207,927
10,913	Kinder Morgan, Inc.	180,938
3,791	Marathon Oil Corporation	101,409
2,739	Marathon Petroleum Corporation	414,520
4,738	Occidental Petroleum Corporation	307,401
2,214	ONEOK, Inc.	140,434
2,477	Phillips 66	297,612
1,208	Pioneer Natural Resources Company	277,296
1,030	Targa Resources Corporation	88,292
2,065	Valero Energy Corporation	292,631
6,433	Williams Companies, Inc. (The)	216,728
		10,654,841
	OIL & GAS SERVICES & EQUIPMENT - 0.3%
4,988	Baker Hughes Company	176,176
4,406	Halliburton Company	178,443
7,199	Schlumberger Ltd	419,702
		774,321
	REAL ESTATE SERVICES - 0.0%(b)
1,533	CBRE Group, Inc., Class A(a)	113,227

HCM DEFENDER 500 INDEX ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2023

Shares		Fair Value
	COMMON STOCKS — 82.4% (Continued)
	RENEWABLE ENERGY - 0.1%
725	Enphase Energy, Inc.(a)	$ 87,109
434	First Solar, Inc.(a)	70,130
		157,239
	RESIDENTIAL REIT - 0.3%(b)
755	AvalonBay Communities, Inc.	129,664
657	Camden Property Trust	62,139
2,082	Equity Residential	122,234
350	Essex Property Trust, Inc.	74,232
3,265	Invitation Homes, Inc.	103,468
643	Mid-America Apartment Communities, Inc.	82,722
684	Sun Communities, Inc.	80,945
1,900	UDR, Inc.	67,773
		723,177
	RETAIL - CONSUMER STAPLES - 1.2%
2,372	Costco Wholesale Corporation	1,340,086
1,243	Dollar General Corporation	131,509
1,080	Dollar Tree, Inc.(a)	114,966
3,431	Kroger Company (The)	153,537
2,399	Target Corporation	265,257
3,591	Walgreens Boots Alliance, Inc.	79,864
7,767	Walmart, Inc.	1,242,176
		3,327,395
	RETAIL - DISCRETIONARY - 1.7%
101	AutoZone, Inc.(a)	256,539
1,245	Best Buy Company, Inc.	86,490
770	Genuine Parts Company	111,173
8,032	Home Depot, Inc. (The)	2,426,950
3,338	Lowe's Companies, Inc.	693,770
343	O'Reilly Automotive, Inc.(a)	311,739
1,752	Ross Stores, Inc.	197,888
6,081	TJX Cos., Inc./The	540,479
588	Tractor Supply Company	119,393
251	Ulta Beauty, Inc.(a)	100,262
		4,844,683

HCM DEFENDER 500 INDEX ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2023

Shares		Fair Value
	COMMON STOCKS — 82.4% (Continued)
	RETAIL REIT - 0.1%
3,584	Kimco Realty Corporation	$ 63,043
3,071	Realty Income Corporation	153,366
1,676	Simon Property Group, Inc.	181,058
		397,467
	SELF-STORAGE REIT - 0.1%
671	Extra Space Storage, Inc.	81,580
797	Public Storage	210,025
		291,605
	SEMICONDUCTORS - 5.9%
8,555	Advanced Micro Devices, Inc.(a)	879,625
2,787	Analog Devices, Inc.	487,976
4,688	Applied Materials, Inc.	649,054
2,068	Broadcom, Inc.	1,717,639
660	Entegris, Inc.	61,981
22,391	Intel Corporation	796,000
802	KLA Corporation	367,845
714	Lam Research Corporation	447,514
4,508	Marvell Technology, Inc.	244,018
2,809	Microchip Technology, Inc.	219,242
5,972	Micron Technology, Inc.	406,275
255	Monolithic Power Systems, Inc.	117,810
19,200	NVIDIA Corporation	8,351,809
2,356	ON Semiconductor Corporation(a)	218,990
5,806	QUALCOMM, Inc.	644,814
759	Skyworks Solutions, Inc.	74,830
807	Teradyne, Inc.	81,071
5,043	Texas Instruments, Inc.	801,887
		16,568,380
	SOFTWARE - 9.7%
2,455	Adobe Systems, Inc.(a)	1,251,805
869	Akamai Technologies, Inc.(a)	92,583
506	ANSYS, Inc.(a)	150,560
682	Atlassian Corp plc, CLASS A(a)	137,430
1,159	Autodesk, Inc.(a)	239,809

HCM DEFENDER 500 INDEX ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2023

Shares		Fair Value
	COMMON STOCKS — 82.4% (Continued)
	SOFTWARE - 9.7% (Continued)
1,324	Cadence Design Systems, Inc.(a)	$ 310,213
1,165	Cloudflare, Inc., Class A(a)	73,442
1,015	Crowdstrike Holdings, Inc., Class A(a)	169,891
1,481	Datadog, Inc., Class A(a)	134,904
3,688	Fortinet, Inc.(a)	216,412
2,300	Gen Digital, Inc.	40,664
239	HubSpot, Inc.(a)	117,708
1,448	Intuit, Inc.	739,841
58,646	Microsoft Corporation	18,517,475
385	MongoDB, Inc.(a)	133,156
8,277	Oracle Corporation	876,700
11,203	Palantir Technologies, Inc., Class A(a)	179,248
1,442	Palo Alto Networks, Inc.(a)	338,062
241	Paycom Software, Inc.	62,484
586	PTC, Inc.(a)	83,024
576	Roper Technologies, Inc.	278,945
5,135	Salesforce, Inc.(a)	1,041,275
963	ServiceNow, Inc.(a)	538,278
1,470	Snowflake, Inc.(a)	224,572
865	Splunk, Inc.(a)	126,506
910	SS&C Technologies Holdings, Inc.	47,811
760	Synopsys, Inc.(a)	348,817
969	Twilio, Inc., Class A(a)	56,716
246	Tyler Technologies, Inc.(a)	94,990
792	Veeva Systems, Inc., Class A(a)	161,132
1,237	VMware, Inc., Class A(a)	205,936
1,079	Workday, Inc., Class A(a)	231,823
1,136	Zoom Video Communications, Inc., Class A(a)	79,452
		27,301,664
	SPECIALTY FINANCE - 0.3%
3,140	American Express Co.	468,457
2,138	Capital One Financial Corporation	207,493
1,565	Discover Financial Services	135,576

HCM DEFENDER 500 INDEX ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2023

Shares		Fair Value
	COMMON STOCKS — 82.4% (Continued)
	SPECIALTY FINANCE - 0.3% (Continued)
2,420	Synchrony Financial	$ 73,979
		885,505
	SPECIALTY REITS - 0.0%(b)
1,464	Iron Mountain, Inc.	87,035

	STEEL - 0.1%
1,338	Nucor Corporation	209,196
946	Steel Dynamics, Inc.	101,430
		310,626
	TECHNOLOGY HARDWARE - 8.2%
120,476	Apple, Inc.	20,626,696
1,339	Arista Networks, Inc.(a)	246,282
20,755	Cisco Systems, Inc.	1,115,789
4,289	Corning, Inc.	130,686
801	Garmin Ltd.	84,265
8,059	Hewlett Packard Enterprise Company	139,985
5,646	HP, Inc.	145,102
886	Motorola Solutions, Inc.	241,205
1,175	NetApp, Inc.	89,159
876	Seagate Technology Holdings PLC	57,772
1,382	Western Digital Corporation(a)	63,061
255	Zebra Technologies Corporation, Class A(a)	60,315
		23,000,317
	TECHNOLOGY SERVICES - 4.2%
3,510	Accenture plc, Class A	1,077,956
2,298	Automatic Data Processing, Inc.	552,853
2,903	Block, Inc., Class A(a)	128,487
813	Booz Allen Hamilton Holding Corporation	88,837
527	Broadridge Financial Solutions, Inc.	94,359
642	CDW Corporation	129,530
2,936	Cognizant Technology Solutions Corporation, Class A	198,885
2,296	CoStar Group, Inc.(a)	176,539
289	EPAM Systems, Inc.(a)	73,894
583	Equifax, Inc.	106,794

HCM DEFENDER 500 INDEX ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2023

Shares		Fair Value
	COMMON STOCKS — 82.4% (Continued)
	TECHNOLOGY SERVICES - 4.2% (Continued)
177	FactSet Research Systems, Inc.	$ 77,395
3,342	Fidelity National Information Services, Inc.	184,712
3,226	Fiserv, Inc.(a)	364,409
396	FleetCor Technologies, Inc.(a)	101,115
381	Gartner, Inc.(a)	130,915
1,417	Global Payments, Inc.	163,508
4,874	International Business Machines Corporation	683,822
421	Jack Henry & Associates, Inc.	63,630
795	Leidos Holdings, Inc.	73,267
6,630	Mastercard, Inc., Class A	2,624,883
813	Moody's Corporation	257,046
401	MSCI, Inc.	205,745
1,739	Paychex, Inc.	200,559
6,350	PayPal Holdings, Inc.(a)	371,221
1,768	S&P Global, Inc.	646,045
1,162	TransUnion	83,420
842	Verisk Analytics, Inc.	198,914
12,485	Visa, Inc., Class A	2,871,676
		11,930,416
	TELECOMMUNICATIONS - 0.6%
39,120	AT&T, Inc.	587,582
3,338	T-Mobile US, Inc.(a)	467,487
23,104	Verizon Communications, Inc.	748,801
		1,803,870
	TIMBER REIT - 0.0%(b)
4,101	Weyerhaeuser Company	125,737

	TOBACCO & CANNABIS - 0.4%
9,748	Altria Group, Inc.	409,903
8,251	Philip Morris International, Inc.	763,878
		1,173,781
	TRANSPORTATION & LOGISTICS - 1.1%
544	CH Robinson Worldwide, Inc.	46,855
12,013	CSX Corporation	369,400

HCM DEFENDER 500 INDEX ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2023

Shares		Fair Value
	COMMON STOCKS — 82.4% (Continued)
	TRANSPORTATION & LOGISTICS - 1.1% (Continued)
3,371	Delta Air Lines, Inc.	$ 124,727
957	Expeditors International of Washington, Inc.	109,701
1,238	FedEx Corporation	327,971
406	JB Hunt Transport Services, Inc.	76,539
1,313	Norfolk Southern Corporation	258,569
483	Old Dominion Freight Line, Inc.	197,615
2,820	Southwest Airlines Company	76,337
3,422	Union Pacific Corporation	696,821
1,612	United Airlines Holdings, Inc.(a)	68,188
4,093	United Parcel Service, Inc., Class B	637,976
		2,990,699
	TRANSPORTATION EQUIPMENT - 0.2%
735	Cummins, Inc.	167,918
2,695	PACCAR, Inc.	229,129
1,005	Westinghouse Air Brake Technologies Corporation	106,801
		503,848
	WHOLESALE - CONSUMER STAPLES - 0.2%
2,970	Archer-Daniels-Midland Company	223,998
777	Bunge Ltd.	84,110
2,645	Sysco Corporation	174,702
		482,810
	WHOLESALE - DISCRETIONARY - 0.1%
4,892	Copart, Inc.(a)	210,796
1,382	LKQ Corporation	68,423
212	Pool Corporation	75,493
		354,712

	TOTAL COMMON STOCKS (Cost $213,656,976)	232,349,290

HCM DEFENDER 500 INDEX ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2023

Shares				Fair Value
EXCHANGE-TRADED FUND — 17.4%
EQUITY - 17.4%
628,443	Direxion Daily S&P 500 Bull 3X (Cost $48,718,609)			$ 49,144,243

RIGHT - 0.0%(b)
	MEDICAL EQUIPMENT & DEVICES – 0.0%(b)	Expiration Date	Exercise Price
143	ABIOMED, Inc. - CVR(a) (c) (Cost $0)	12/31/2029	$35	-

	TOTAL INVESTMENTS - 99.8% (Cost $262,375,585)			$ 281,493,533
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.2%			668,213
	NET ASSETS - 100.0%			$ 282,161,746

CVR	- Contingent Value Right
ETF	- Exchange-Traded Fund
LTD	- Limited Company
MSCI	- Morgan Stanley Capital International
NV	- Naamioze Vennootschap
PLC	- Public Limited Company
REIT	- Real Estate Investment Trust
(a)	Non-income producing security.
(b)	Percentage rounds to less than 0.1%.
(c)	- Illiquid security. The total fair value of these securities as of September 30, 2023 was $0, representing 0.0% of net assets.